NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of voluntary change in accounting policy [abstract]
Lease liability reconciliation
Operating lease commitments as at December 31, 2018	$180,696
Weighted average incremental borrowing rate as at January 1, 2019	6%
Lease liability as at January 1, 2019	$138,444

Schedule of estimated useful life
Furniture and equipment	3 - 5 years
Leasehold improvements	5 years
Right of use	1 – 5 years
Patient records	5 years
Trademarks and domain names	5 years
Management software	5 years